Chrysler Financial Services Americas LLC	Distribution Date: 08-Apr-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	7
Distribution Date	08-Apr-11
Record Date	07-Apr-11

Dates Covered	From and Including	To and Including
Collections Period	01-Mar-11	31-Mar-11
Accrual Period	08-Mar-11	07-Apr-11
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	138,670	$1,586,114,524.34
Collections of Installment Principal		54,746,413.20
Collections Attributable to Full Payoffs		33,906,058.55
Principal Amount of Repurchases		19,597.69
Principal Amount of Gross Losses		4,707,180.50

Pool Balance — End of Period(EOP)	133,980	$1,492,735,274.40

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	71.05%

Ending Overcollateralization(O/C) Amount	$119,418,821.95
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	108.696%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$2,172,767.75	Trigger	Compliance?

Net Credit Loss Percentage	0.491%	8.00%	Yes
Cumulative Net Credit Losses	$10,322,054.79
Cumulative Recovery Ratio	50.244%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$19,967,470.97	1.338%	1,524
61-90 Days Delinquent	1,553,079.51	0.104%	111
91-120 Days Delinquent	578,814.18	0.039%	40
121 Days or More Delinquent	173,041.91	0.012%	8
Repossessions	5,130,010.89	0.344%	325

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount			$7,434,946.49
60+ Days Delinquency Ratio (3 mos weighted avg.)			0.58616%

		Current Month	Prior Month
Weighted Average A.P.R.		7.263%	7.250%
Weighted Average Remaining Term (months)		31.64	32.47
Weighted Average Seasoning (months)		36.69	35.74

Chrysler Financial Services Americas LLC	Distribution Date: 08-Apr-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$54,746,413.20
Collections Attributable to Full Payoffs	33,906,058.55
Principal Amount of Repurchases	19,597.69
Recoveries on Loss Accounts	2,534,412.75

Collections of Interest	9,513,079.99
Investment Earnings	577.93
Reserve Account Draw	0.00

Total Sources	$100,720,140.11

Cash Uses
Servicer Fee	$1,321,762.10
Backup Servicer Fee	13,217.62
A Note Interest	698,396.26
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	85,908,909.94
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	12,208,500.16

Total Cash Uses	$100,720,140.11

Administrative Payment
Total Principal and Interest Sources	$100,720,140.11
Investment Earnings in Trust Account	(577.93)
Daily Collections Remitted	(100,719,562.18)
Reserve Account Draw	0.00
Servicer Fee	(1,321,762.10)
Distribution to Class E Noteholders	(12,208,500.16)

Payment Due to/(from) Trust Account	$(13,530,262.26)

O/C Release (Prospectus pg S42)
Pool Balance		$1,492,735,274.40

Total Securities		$1,373,316,452.45

Adjusted O/C Amount		$119,418,821.95

Target Overcollateralization Amount		$119,418,821.95

O/C Release Period?		Yes

O/C Release		$12,208,500.16

Current Net Credit Loss Percentage		0.491%

	Required O/C %
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

Chrysler Financial Services Americas LLC	Distribution Date: 08-Apr-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 688,000,000.00 @ 0.33579%	147,225,362.39	61,316,452.45	89.1227507	85,908,909.94	124.8676017	42,570.58	0.0618758
Class A-2 720,000,000.00 @ 0.69%	720,000,000.00	720,000,000.00	1,000.0000000	0.00	0.0000000	414,000.00	0.5750000
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,459,225,362.39	$1,373,316,452.45		$85,908,909.94		$1,267,750.29

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 31

Manager	04-Apr-11

(248) 427-2557	Date